CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019
Current assets:
Cash and cash equivalents	$ 420	$ 231	$ 167
Accounts receivable, net	95	102	70
Deferred costs	163	137	111
Other current assets	44	42	49
Current assets of discontinued operations	317	402	434
Total current assets	1,039	914	831
Property and equipment, net	103	115	115
Goodwill	1,018	1,018	1,018
Identified intangible assets, net	631	729	980
Deferred tax assets	25	24	21
Other long-term assets	93	68	58
Long-term assets of discontinued operations	2,528	2,560	2,765
Total assets	5,437	5,428	5,788
Current liabilities:
Accounts payable and other current liabilities	257	227	145
Accrued compensation and benefits	117	179	188
Accrued marketing	94	118	87
Income taxes payable	18	14	15
Long-term debt, current portion	44	44	43
Lease liabilities, current portion	9	10	13
Deferred revenue	926	823	710
Current liabilities of discontinued operations	925	970	959
Total current liabilities	2,390	2,385	2,160
Long-term debt, net	3,904	3,943	4,669
Deferred tax liabilities	7	5	156
Other long-term liabilities	138	153	119
Deferred revenue, less current portion	93	80	67
Long-term liabilities of discontinued operations	609	662	711
Total liabilities	7,141	7,228	7,882
Commitments and contingencies
Redeemable noncontrolling interests	7,687	4,840
Equity (deficit):
Members' deficit			(647)
Additional paid-in capital	(9,306)	(6,477)
Accumulated deficit	(52)	(118)	(1,385)
Accumulated other comprehensive loss	(33)	(45)	(62)
Total deficit	(9,391)	(6,640)	(2,094)
Total liabilities, redeemable noncontrolling interests and deficit	5,437	5,428	5,788
Class A Common Stock
Equity (deficit):
Common stock	0	0	0
Class B Common Stock
Equity (deficit):
Common stock	$ 0	$ 0	$ 0